Summary of Significant Accounting Policies and Practices - Schedule of Gains or Losses Resulting form Foreign Currency Transactions (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Average rate [Member]
Schedule of Gains or Losses Resulting from Foreign Currency Transactions [Line Items]
Average rate	7.8029%	7.8287%	7.8307%
Year-end spot rate [Member]
Schedule of Gains or Losses Resulting from Foreign Currency Transactions [Line Items]
Year-end spot rate	7.77%	7.8125%	7.8125%